Commitments, Leases and Contingencies (Tables)	12 Months Ended
Sep. 26, 2020
Commitments, Leases and Contingencies [Abstract]
Lease Assets and Liabilities
Leases	Classification	2020
Assets
Operating lease right-of-use assets	Right-of-use asset	$562
Finance lease right-of-use assets	Property, plant, and equipment, net	78
Current liabilities
Operating lease liabilities	Other current liabilities	$115
Finance lease liabilities	Current portion of long-term debt	17
Non-current liabilities
Operating lease liabilities	Operating lease liability	$464
Finance lease liabilities	Long-term debt, less current portion	59

Lease Cost
Lease cost	2020
Operating lease cost	$120
Finance lease cost:
Amortization of right-of-use assets	24
Interest on lease liabilities	3
Total finance lease cost	27
Short-term lease cost	27
Total lease cost	$174

Cash Paid for Amounts Included in Lease Liabilities
Cash paid for amounts included in lease liabilities	2020
Operating cash flows from operating leases	$120
Operating cash flows from finance leases	3
Financing cash flows from finance leases	38

Weighted Average Remaining Lease Terms and Discount Rates
2020
Weighted-average remaining lease term - operating leases	8 years
Weighted-average remaining lease term - finance leases	4 years
Weighted-average discount rate - operating leases	4.6%
Weighted-average discount rate - finance leases	3.8%

Annual Lease Commitments Under Operating and Finance Leases
At September 26, 2020, annual lease commitments were as follows:

Fiscal Year	Operating Leases	Finance Leases
2021	$118	$20
2022	103	23
2023	87	17
2024	72	7
2025	67	6
Thereafter	256	13
Total lease payments	703	86
Less: Interest	(124)	(10)
Present value of lease liabilities	$579	$76